Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010
Cash flows resulting from net changes in working capital
Accounts receivable	$ 898	$ (1,352)	$ (481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14
Net changes in working capital items	$ (210)	$ (496)	$ (161)